Long-term Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-term Investment
Time deposit	$ 186,751
Investments in available-for-sale debt securities	9,874	$ 17,665
U.S. treasury securities	10,140
Investments in equity securities accounted for under alternative measurement	488
Investment in an equity security with readily determinable fair values	236	366
Total long-term investments	$ 207,489	$ 18,031